Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of Cash Equivalents and Restricted Cash - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash Equivalents and Restricted Cash [Abstract]
Cash on hand		$ 465,853	$ 471,408
Cash in bank		24,272,524	6,459,231
Subtotal		24,783,377	6,930,639
Restricted cash – current	[1]	17,059
Restricted cash – non-current	[2]	1,274,956	1,300,005
Cash, cash equivalents, and restricted cash		$ 26,030,392	$ 8,230,644

[1]	During the six months ended June 30, 2023, with regards to various labor-related lawsuits in the PRC, the PRC Court issued an order to freeze one of the Company’s bank accounts which restricted or prohibited the transfer and use of deposited funds by the Company. The sum will be released when the Company has paid to satisfy the claims.
[2]	The non-current restricted cash represents cash pledged with a local bank in Thailand as collateral for bank guarantees issued by those banks in respect of the Company’s Cash-In-Transit projects.